Flight Equipment Held For Operating Leases, Net (Movements In Flight Equipment Held For Operating Leases) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Net Investment In Finance And Sales-type Leases [Abstract]
Net book value at beginning of period	$ 32,219,494	$ 31,984,668
Additions	3,863,905	3,604,122
Depreciation	(1,753,574)	(1,803,125)
Impairment (Note 25)	(78,335)	(16,322)	$ (21,828)
AeroTurbine restructuring (Note 26)	(15,392)	(22,402)
Disposals/Transfers to held for sale	(2,246,825)	(1,325,626)
Transfers from held for sale	24,393
Transfers to net investment in finance and sales-type leases/inventory	(530,093)	(201,821)
Transfers from net investment in finance and sales-type leases	18,400
Net book value at end of period	31,501,973	32,219,494	$ 31,984,668
Accumulated depreciation as of December 31, 2016 and 2015, respectively	$ (5,086,611)	$ (3,934,685)